SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Feb. 17, 2021
Offering Costs [Abstract]
Offering costs		$ 11,766,856	$ 11,766,856
Offering costs charged to equity.		10,913,470
Offering costs expensed during period	$ 0	$ 853,386